Consolidated Statement of Changes in Stockholders' Deficit - USD ($)	Common Stock (Restated)	Additional Paid-in Capital (Restated)	Additional Paid in Capital - Warrants	Accumulated Deficits	Magnolia Solar Corporation
Balance at Dec. 31, 2013	$ 135	$ 1,991,275	$ 962,297	$ (5,304,028)	$ (2,350,321)
Balance (shares) at Dec. 31, 2013	135,341
Common shares issued for payment of interest	$ 23	$ 239,977			240,000
Common shares issued for payment of interest, shares	22,546
Common shares issued for services rendered	$ 1	$ 8,999			9,000
Common shares issued for services rendered, shares	1,022
Stock based compensation		$ 27,684			27,684
Net loss				$ (573,718)	(573,718)
Balance at Dec. 31, 2014	$ 159	$ 2,267,935	$ 962,297	$ (5,877,746)	(2,647,355)
Balance (shares) at Dec. 31, 2014	158,909
Common shares issued for payment of interest	$ 31	$ 239,969			$ 240,000
Common shares issued for payment of interest, shares	30,828
Common shares issued for services rendered
Common shares issued for services rendered, shares
Stock based compensation		$ 31,144			$ 31,144
Net loss				$ (565,941)	(565,941)
Balance at Dec. 31, 2015	$ 190	$ 2,539,048	$ 962,297	$ (6,443,687)	$ (2,942,152)
Balance (shares) at Dec. 31, 2015	189,737